Income Tax (Net Operating and Capital Loss Carryforwards for Tax Purposes) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Capital loss carryforwards	$ 1,264	$ 1,733
Domestic Tax Authority
Net Operating Loss Carryforwards	3,203
Domestic Tax Authority | Capital Loss Carryforwards
Capital loss carryforwards	27
Domestic Tax Authority | 2016-202
Net Operating Loss Carryforwards	0
Domestic Tax Authority | 2016-202 | Capital Loss Carryforwards
Capital loss carryforwards	27
Domestic Tax Authority | 2021-2025
Net Operating Loss Carryforwards	0
Domestic Tax Authority | 2021-2025 | Capital Loss Carryforwards
Capital loss carryforwards	0
Domestic Tax Authority | 2026-2030
Net Operating Loss Carryforwards	1,096
Domestic Tax Authority | 2026-2030 | Capital Loss Carryforwards
Capital loss carryforwards	0
Domestic Tax Authority | 2031-2035
Net Operating Loss Carryforwards	2,107
Domestic Tax Authority | 2031-2035 | Capital Loss Carryforwards
Capital loss carryforwards	0
Domestic Tax Authority | Indefinite
Net Operating Loss Carryforwards	0
Domestic Tax Authority | Indefinite | Capital Loss Carryforwards
Capital loss carryforwards	0
State and Local Jurisdiction
Net Operating Loss Carryforwards	136
State and Local Jurisdiction | 2016-202
Net Operating Loss Carryforwards	31
State and Local Jurisdiction | 2021-2025
Net Operating Loss Carryforwards	52
State and Local Jurisdiction | 2026-2030
Net Operating Loss Carryforwards	41
State and Local Jurisdiction | 2031-2035
Net Operating Loss Carryforwards	12
State and Local Jurisdiction | Indefinite
Net Operating Loss Carryforwards	0
Foreign Tax Authority
Net Operating Loss Carryforwards	832
Capital loss carryforwards	570
Foreign Tax Authority | 2016-202
Net Operating Loss Carryforwards	140
Capital loss carryforwards	0
Foreign Tax Authority | 2021-2025
Net Operating Loss Carryforwards	24
Capital loss carryforwards	570
Foreign Tax Authority | 2026-2030
Net Operating Loss Carryforwards	0
Capital loss carryforwards	0
Foreign Tax Authority | 2031-2035
Net Operating Loss Carryforwards	0
Capital loss carryforwards	0
Foreign Tax Authority | Indefinite
Net Operating Loss Carryforwards	668
Capital loss carryforwards	$ 0